Segmented Information - Investments In Associates, Additions to goodwill, Segment assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Segmented Information
Investments in associates	$ 8,037.3	$ 7,435.7		$ 6,098.1
Additions to goodwill	355.8	152.0
Segment assets	91,985.1	78,818.5	$ 76,124.4
Segment liabilities	64,284.2	55,799.8	$ 54,648.2
Non-insurance companies
Segmented Information
Investments in associates	7,668.6	6,786.6
Holding company and eliminations and adjustments
Segmented Information
Investments in associates	827.6	1,006.1
Segment assets	(1,101.1)	(1,427.2)
Segment liabilities	6,567.3	5,062.4
Operating segments | Property and Casualty Insurance and Reinsurance
Segmented Information
Investments in associates	5,319.6	4,703.0
Additions to goodwill	343.4
Segment assets	77,494.7	65,705.8
Segment liabilities	47,256.3	40,989.2
Operating segments | Property and Casualty Insurance and Reinsurance | North American Insurers
Segmented Information
Investments in associates	1,136.3	1,217.7
Segment assets	18,133.1	16,323.1
Segment liabilities	10,831.0	9,807.4
Operating segments | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Segmented Information
Investments in associates	3,337.7	2,893.3
Segment assets	46,713.3	41,720.6
Segment liabilities	30,233.2	27,525.2
Operating segments | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Segmented Information
Investments in associates	845.6	592.0
Additions to goodwill	343.4
Segment assets	12,648.3	7,662.1
Segment liabilities	6,192.1	3,656.6
Operating segments | Life insurance and Run-off
Segmented Information
Investments in associates	429.5	348.1
Additions to goodwill		0.4
Segment assets	6,541.9	5,928.5
Segment liabilities	5,448.1	4,927.6
Operating segments | Non-insurance companies
Segmented Information
Investments in associates	1,460.6	1,378.5
Additions to goodwill	12.4	151.6
Segment assets	9,049.6	8,611.4
Segment liabilities	$ 5,012.5	$ 4,820.6